Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax
12.	INCOME TAX

For the three and six months ended June 30, 2020 and 2019, the Company did not record any income tax expense or benefit. No tax benefit has been recorded in relation to the pre-tax income for the three months ended June 30, 2018 and loss for the six months ended June 30, 2018, due to a full valuation allowance to offset any deferred tax asset related to net operating loss carry forwards attributable to the losses.

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carryback net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act. In addition, the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation. The enactment of the CARES Act did not result in any material adjustments to our income tax provision for the three and months ended June 30, 2020.The Company did not have a deferred tax asset as of June 30, 2020.

18.	INCOME TAX

The components of income tax expense (benefit) are as follows and included on the balance sheet in assets for sale and liabilities for sale

	Year Ended December 31,
Current	2019	2018
U.S. Federal	$-	$-
U.S. State and local	8,000	13,000
Australia	1,000	9,000
Total current	9,000	22,000

	Year Ended December 31,
Deferred	2019	2018
U.S. Federal	$-	$-
U.S. State and local	-	-
Australia	4,000	(6,000)
Total deferred	4,000	(6,000)

Total income tax expense	13,000	16,000

At December 31, 2019 and 2018, the Company had deferred tax assets of $582,000 and $430,000, respectively, against which a valuation allowance of $536,000 and $380,000, respectively, had been recorded. The change in the valuation allowance for the year ended December 31, 2019 was an increase of $156,000. The increase in the valuation allowance for the year ended December 31, 2019 was mainly attributable to increases in U.S. net operating losses and share-based compensation, which resulted in an increase in the Company’s deferred tax assets. The Company periodically assesses the likelihood that it will be able to recover the deferred tax assets. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income.

Significant components of our deferred tax assets at December 31, 2019 and 2018 were as follows:

	December 31,
Deferred tax assets:	2019	2018
Net operating loss carryforwards – U.S.	371,000	224,000
Charitable contribution carryforward	6,000	3,000
Share-based compensation	159,000	153,000
Accrued liabilities	46,000	50,000
Gross deferred tax assets	582,000	430,000
Valuation allowance	(536,000)	(380,000)
Net deferred tax assets	46,000	50,000

A reconciliation of the federal statutory tax rate and the effective tax rates for the years ended December 31, 2019 and 2018 is as follows:

	For the Year Ended
	December 31,
	2019	2018
U.S. federal statutory tax rate	21.0%	21.0%
State income taxes, net of federal benefit	(7.1)	(7.1)
Other	(11.1)	(9.1)
Change in valuation allowance	(4.6)	(7.4)
Effective tax rate	(1.8)%	(3.0)%

The Company had approximately $1,236,000 and $749,000 of gross net operating loss (“NOL”) carryforwards (U.S. federal and state) as of December 31, 2019 and 2018, respectively, which begin to expire after 2036 through 2039. Sections 382 and 383 of the Internal Revenue Code, and similar state regulations, contain provisions that may limit the NOL carryforwards available to be used to offset income in any given year upon the occurrence of certain events, including changes in the ownership interests of significant stockholders. In the event of a cumulative change in ownership in excess of 50% over a three-year period, the amount of the NOL carryforwards that the Company may utilize in any one year may be limited.